Cover	Jul. 13, 2021
Cover [Abstract]
Entity Registrant Name	BIONOVATE TECHNOLOGIES CORP.
Entity Central Index Key	0001575420
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 13, 2021
Entity Ex Transition Period	false
Entity File Number	333-188152
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1229553
Entity Address Address Line 1	Gewerbestrasse 1
Entity Address City Or Town	Cham
Entity Address Country	CH
Entity Address Postal Zip Code	6330
City Area Code	280
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	231-1606